SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
SEGMENT INFORMATION

17.	SEGMENT INFORMATION

The Company and its subsidiaries operate in a single segment; the design, manufacture and sale of semi-conductor products and services for commercial applications. The Company’s operating and reporting segment reflects the management reporting structure of the organization and the manner in which the chief operating decision maker regularly assesses information for decision making purposes, including the allocation of resources. A summary of the Company’s operations is below:

OPEL, ODIS, POET Shenzhen and PTS

OPEL, ODIS, POET Shenzhen and PTS are the developers of the POET platform semiconductor process IP for monolithic fabrication of integrated circuit devices containing both electronic and optical elements on a single die.

BB Photonics

BB Photonics developed photonic integrated components for the datacom and telecom markets utilizing embedded dielectric technology that enables the low-cost integration of active and passive devices into photonic integrated circuits. BB Photonics’ operation is currently dormant.

On a consolidated basis, the Company operates geographically in Singapore, China (collectively “Asia”), the United States and Canada. Geographical information is as follows:

2021
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$537,647	$291,772	$20,959,707	$21,789,126
Investment in joint venture	1,445,251	-	-	1,445,251
Property and equipment	2,787,273	276,961	-	3,064,234
Patents and licenses	-	528,476	-	528,476
Right of use asset	150,134	176,756	-	326,890
Total Assets	$4,920,305	$1,273,965	$20,959,707	$27,153,977

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

17.	SEGMENT INFORMATION (Continued)

Year Ended December 31,	Asia	US	Canada	Consolidated
Revenue	$209,100	$-	$-	$209,100
Selling, marketing and administration	$(1,563,829)	$(5,460,915)	$(2,030,784)	$(9,055,528)
Research and development	(4,849,553)	(2,679,452)	(636,123)	(8,165,128)
Gain on contribution of intellectual property to joint venture	2,587,500	-	-	2,587,500
Interest expense	(35,043)	(32,632)	(296,944)	(364,619)
Forgiveness of Covid-19 government support loans	-	186,747	-	186,747
Other income, including interest	-	-	75,084	75,084
Share of loss in joint venture	(1,142,249)	-	-	(1,142,249)
Net loss	$(4,794,074)	$(7,986,252)	$(2,888,767)	$(15,669,093)

2020
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$304,450	$69,874	$7,117,287	$7,491,611
Property and equipment	2,982,496	203,258	-	3,185,754
Patents and licenses	-	438,677	-	438,677
Right of use asset	289,542	231,144	-	520,686
Total Assets	$3,576,488	$942,953	$7,117,287	$11,636,728

The Year Ended December 31,	Asia	US	Canada	Consolidated
Selling, marketing and administration	$(1,182,054)	$(5,495,161)	$(1,460,783)	$(8,137,998)
Research and development	(3,269,873)	(1,447,729)	(1,916,715)	(6,634,317)
Interest expense	(20,181)	(24,474)	(893,248)	(937,903)
Credit loss on receivable from the sale of discontinued operation	-	-	(2,500,000)	(2,500,000)
Other income, including interest	-	-	41,148	41,148
Net loss	$(4,472,108)	$(6,967,364)	$(6,729,598)	$(18,169,070)

2019
As of December 31,	Asia	US	Canada	Consolidated
Current assets	$86,849	$22,523	$20,150,022	$20,259,394
Property and equipment	3,055,906	87,154	-	3,143,060
Patents and licenses	-	452,384	-	452,384
Right of use asset	222,517	-	-	222,517
Total Assets	$3,365,272	$562,061	$20,150,022	$24,077,355

POET TECHNOLOGIES INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in US Dollars)

17.	SEGMENT INFORMATION (Continued)

The Year Ended December 31,	Asia	US	Canada	Consolidated
Selling, marketing and administration	$(217,416)	$(5,126,260)	$(1,353,711)	$(6,697,387)
Research and development	(218,900)	(107,161)	(1,757,754)	(2,083,815)
Impairment of long lived assets	-	-	(1,764,459)	(1,764,459)
Interest expense	(4,705)	-	(815,206)	(819,911)
Amortization of debt issuance costs	-	-	(372,340)	(372,340)
Other income, including interest	-	-	10,540	10,540
Income tax recovery	-	292,740	-	292,740
Net loss from continuing operations	(441,021)	(4,940,681)	(6,052,930)	(11,434,632)
Income from discontinued operations, net of taxes	5,481,757	-	-	5,481,757
Net income (loss)	$5,040,736	$(4,940,681)	$(6,052,930)	$(5,952,875)